State Street SPDR SP 500 Fossil Fuel Reserves Free ETF Annual Fund Operating Expenses - State Street SPDR SP 500 Fossil Fuel Reserves Free ETF - State Street SPDR SP 500 Fossil Fuel Reserves Free ETF	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%